Report of Independent Registered
Public Accounting Firm
Shareholders and Board of Trustees
The Pre-IPO and Growth Fund
In planning and performing our audit of
the consolidated financial statements of
The Pre-IPO and Growth
Fund (the Fund) as of March 31, 2026
and for the period from January 22,
2026 (commencement of
operations) through March 31, 2026 in
accordance with the standards of the
Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing
procedures for the purpose of
expressing our opinion on the
consolidated financial statements and to
comply with the requirements of Form
N-CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Fund's internal
control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this
responsibility, estimates and judgments
by management are
required to assess the expected benefits
and related costs of controls. A
company's internal control over
financial reporting is a process designed
to provide reasonable assurance
regarding the reliability of
financial reporting and the preparation of
consolidated financial statements for
external purposes in
accordance with generally accepted
accounting principles (GAAP). A
company's internal control over
financial reporting includes those
policies and procedures that (a) pertain
to the maintenance of records
that, in reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of
the company; (b) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements in
accordance with GAAP, and that
receipts and expenditures of the
company are being made only in
accordance with authorizations of
management and directors of the
company; and (c) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
company's assets that could have a
material effect on the consolidated
financial statements.
Because of inherent limitations, internal
control over financial reporting may not
prevent or detect
misstatements. Also, projections of any
evaluation of effectiveness to future
periods are subject to the risk
that controls may become inadequate
because of changes in conditions, or
that the degree of compliance
with the policies or procedures may
deteriorate.
A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions, to
prevent or detect misstatements on a
timely basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control over
financial reporting, such that there is a
reasonable possibility that a
material misstatement of the Fund's
annual or interim financial statements
will not be prevented or
detected on a timely basis.
Our consideration of the Fund's internal
control over financial reporting was for
the limited purpose
described in the first paragraph and
would not necessarily disclose all
deficiencies in internal control that
might be material weaknesses under
standards established by the PCAOB.
However, we noted no deficiencies in
the Fund's internal control over financial
reporting and its operation,
including controls over safeguarding
securities, that we consider to be a
material weakness as defined
above as of March 31, 2026.
This report is intended solely for the
information and use of management and
the Board of Trustees of the
Fund and the Securities and Exchange
Commission and is not intended to be
and should not be used by
anyone other than these specified
parties.
/s/ RSM US LLP
Boston, Massachusetts
June 1, 2026